LEASES (Tables)	12 Months Ended
Dec. 31, 2024
LEASES
Schedule of the undiscounted future minimum payments under the Group's operating lease liabilities and reconciliation to the operating lease liabilities recognized on the condensed consolidated balance sheet

	As of December 31, 2024
	RMB	US$

	(in thousands)
2025	2,623	359
2026	2,222	304
2027	2,222	304
2028	2,222	304
2029 and thereafter	6,589	903
Total lease payments	15,878	2,174
Less: Imputed interest	(965)	(130)
Present value of lease liabilities	14,913	2,044